Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following table provides a reconciliation of both the net income attributable to Boston Properties, Inc. and the number of common shares used in the computation of basic earnings per share (“EPS”), which is calculated by dividing net income attributable to Boston Properties, Inc. by the weighted-average number of common shares outstanding during the period. The terms of the Series Two Preferred Units enable the holders to obtain OP Units of the Operating Partnership, as well as Common Stock of the Company, and as a result these are considered participating securities. Unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are also participating securities. As such, unvested restricted common stock of the Company, LTIP Units, OPP Units and 2013 MYLTIP Units are considered participating securities. Participating securities are included in the computation of basic EPS of the Company using the two-class method. Participating securities are included in the computation of diluted EPS of the Company using the if-converted method if the impact is dilutive. Because the OPP Units and 2013 MYLTIP Units require the Company to outperform absolute and relative return thresholds, unless such thresholds have been met by the end of the applicable reporting period, the Company excludes such units from the diluted EPS calculation. Other potentially dilutive common shares, including stock options, restricted stock and other securities of the Operating Partnership that are exchangeable for the Company’s Common Stock, and the related impact on earnings, are considered when calculating diluted EPS.

	For the Year Ended December 31, 2013
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except for per share amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties, Inc.	$618,113	152,201	$4.06
Discontinued operations attributable to Boston Properties, Inc.	123,641	—	0.81
Allocation of undistributed earnings to participating securities	(160)	—	—
Net income attributable to Boston Properties, Inc. common shareholders	$741,594	152,201	$4.87
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	320	(0.01)
Diluted Earnings:
Net income attributable to Boston Properties, Inc. common shareholders	$741,594	152,521	$4.86

	For the Year Ended December 31, 2012
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except for per share amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties, Inc.	$248,042	150,120	$1.65
Discontinued operations attributable to Boston Properties, Inc.	41,608	—	0.28
Net income attributable to Boston Properties, Inc. common shareholders	$289,650	150,120	$1.93
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	591	(0.01)
Diluted Earnings:
Net income attributable to Boston Properties, Inc. common shareholders	$289,650	150,711	$1.92

	For the Year Ended December 31, 2011
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except for per share amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties, Inc.	$263,046	145,693	$1.80
Discontinued operations attributable to Boston Properties, Inc.	9,633	—	0.07
Net income attributable to Boston Properties, Inc. common shareholders	$272,679	145,693	$1.87
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	525	(0.01)
Diluted Earnings:
Net income attributable to Boston Properties, Inc. common shareholders	$272,679	146,218	$1.86